Employee Benefit Plans - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 5	$ 6
Net interest cost	25	23
Administration fees	15	15
Plan amendments	1	(12)
Defined benefit plan expense (income)	46	32
Funded Plans [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	4	4
Net interest cost	12	10
Administration fees	15	15
Plan amendments	0	1
Defined benefit plan expense (income)	31	30
Unfunded Plans [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	11	11
Administration fees	0	0
Plan amendments	0	0
Defined benefit plan expense (income)	12	12
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	0	1
Net interest cost	2	2
Administration fees	0	0
Plan amendments	1	(13)
Defined benefit plan expense (income)	$ 3	$ (10)